Segment Report - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	$ 578,082,000	[1]	$ 499,912,000	[1]	$ 407,177,000	[1]
Manufacturing Services
Segment Reporting Information [Line Items]
Net revenue					20,400,000
Cost of revenue					$ 12,700,000

[1]	Process Chemistry revenues of $20.4 million and Process Chemistry cost of revenues of $12.7 million for 2011, have been reclassified from Laboratory Services to Manufacturing Services (see Note 22).